STOCKHOLDERS' EQUITY (Stock Options) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jul. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
STOCKHOLDERS' EQUITY [Abstract]
Stock options issued	45,000	3,400,000
Stock options issued, exercise price per share	$ 4.0
Fair value of options issued	$ 92,000
Stock based compensation expense, fair value of options		$ 31,000	$ 21,000